Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) before income taxes and noncontrolling interest within or outside the United States are shown below:

	Years ended December 31,
	2020	2019	2018
Domestic	$(10,454)	$32,760	$4,384
Foreign	12,669	10,659	8,846

Tota l	$2,215	$43,419	$13,230

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes as shown in the accompanying consolidated statements of income consists of the following:

	Years ended December 31,
	2020	2019	2018
Current:
Federal	$—	$(3)	$—
State	1,982	2,141	2,784
Foreign	6,013	6,263	3,330

	7,995	8,401	6,114
Deferred:
Federal	(58,125)	1,320	2,575
State	(2,596)	2,244	(768)
Foreign	661	334	56

	(60,060)	3,898	1,863

(Benefit) provision for income taxes	$(52,065)	$12,299	$7,977

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense (benefit) at the U.S. federal statutory income tax rate to actual income tax expense is as follows:

	Years ended December 31,
	2020	2019	2018
Tax at statutory rate	$466	$9,118	$2,778
State income taxes, net of federal income tax benefit	(401)	6,725	2,002
Impact of US Tax Reform	(105)	1,003	1,129
Change in valuation allowances	135	1,415	5,070
Rate changes	4,274	1,054	(4,016)
Foreign withholding taxes	—	(6,651)	—
Foreign tax rate differential	165	217	(36)
Foreign tax credit s	(56,359)	—	—
Other, net	(240)	(582)	1,050

Provision (benefit) for income taxes	$(52,065)	$12,299	$7,977

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets (liabilities) are comprised of the following:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$24,467	$73,936
Section 163(j) interest disallowance carryforward	266	16,535
Pension	9,149	11,384
Operating lease liability	10,816	10,657
Other	18,997	18,334
State credits	12,733	12,280
Foreign tax credit	62,752	—
Valuation allowance	(25,106)	(27,040)

	$114,074	$116,086
Deferred tax liabilities:
Depreciation	$(92,922)	$(91,272)
Inventory	(4,946)	(11,481)
Intangible assets	(117,063)	(143,387)
Operating lease right-of-use assets	(11,250)	(10,877)
Other	(13,743)	(20,067)

	$(239,924)	$(277,084)

Net deferred tax liabilities	$(125,850)	$(160,998)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

	Years ended December 31,
	2020	2019
Balance at beginning of period	$8,080	$8,926
Increases related to prior year tax positions	—	15
Decreases related to prior year tax positions	—	(861)
Increases related to current year tax positions	164	—
Decreases related to settlements with taxing authorities	(457)	—

Balance at end of period	$7,787	$8,080

Summary of Income Tax Contingencies	The following describes the open tax years, by significant tax jurisdiction, as of December 31, 2020:

Jurisdiction	Period
United States-Federal	2007-Present
United States-State	2007-Present
United Kingdom	2014-Present
Brazil	2016-Present

(1)	Includes federal as well as local jurisdictions

Schedule of Tax Payments	Cash payments for income taxes, net of refunds, are as follows:

	Years ended December 31,
	2020	2019	2018
Domestic	$1,894	$1,879	$1,311
Foreign	29	(29)	192

	$1,923	$1,850	$1,503